Income taxes - Total income tax (expense) benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax (expense):
U.S. Federal	$ 0.8	$ (1.6)	$ (7.0)
State	(1.7)	(2.0)	(2.2)
Non-U.S.	(2.3)	(1.5)	(19.8)
Total current tax benefit (expense)	(3.2)	(5.1)	(29.0)
Deferred tax (expense):
U.S. Federal	(22.4)	(8.8)	14.3
State	0.4	0.9	0.2
Non-U.S.	0.9	1.1	(25.9)
Total deferred tax (expense) benefit	(21.1)	(6.8)	(11.4)
Total income tax (expense) on pre-tax earnings	$ (24.3)	$ (11.9)	$ (40.4)